SHARE-BASED COMPENSATION - Share-based compensation expenses (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
SHARE-BASED COMPENSATION
Total share-based compensation expenses	$ 334,926	$ 43,118	$ 290,831	$ 204,529
Research and development expenses
SHARE-BASED COMPENSATION
Total share-based compensation expenses	230,830		201,033	145,226
General and administrative expenses
SHARE-BASED COMPENSATION
Total share-based compensation expenses	81,966		69,560	44,099
Selling and marketing expenses
SHARE-BASED COMPENSATION
Total share-based compensation expenses	$ 22,130		$ 20,238	$ 15,204